TAXES - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
TAXES
Federal statutory income tax rate				21.00%	21.00%
Computed expected tax benefit at federal statutory rate				$ (4,358)	$ (2,760)
State benefit, net of federal benefit				(285)	(420)
Non-deductible interest expense					69
Stock-based compensation expense				528
Extinguishment of debt				75	335
Change in valuation allowance				3,905	2,562
Foreign rate differential				133	162
Other permanent book-tax differences				36	57
Total income tax expense	$ (1)	$ 12	$ 34	$ 34	$ 3